Retirement Plans and Other Retiree Benefits - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Benefit plan amendment, net of tax of $0.7 million		$ 38,510,000	$ 0	$ 0
Benefit plan amendment, tax		$ 700,000
Average remaining life expectancy of plan participants	20 years
Discount rate		3.30%	3.60%	3.80%	4.50%
Reduction in interest cost				$ 3,600,000
Target Allocation		100.00%	100.00%
Expected decrease in health care cost trend rate		4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation		$ 3,800,000
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation		3,200,000
Effect of one percent increase in health care cost trend rate on service and interest cost components		200,000
Effect of one percent decrease in health care cost trend rate on service and interest cost components		200,000
Recognized compensation expense		$ 7,900,000	$ 7,800,000	$ 10,300,000
Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		49.00%	49.00%
Defined Benefit Plan, Equity Securities [Member] | U S Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		29.00%
Defined Benefit Plan, Equity Securities [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		20.00%
Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		36.00%	36.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		15.00%	15.00%
Prior to Medicare [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rate		6.30%	6.60%
Hedge Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		5.00%
Real Estate Funds [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		10.00%
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contributions to plan in next fiscal year		$ 5,100,000
Amount not yet been recognized in the net periodic pension cost, included in accumulated other comprehensive loss, net of tax		$ 93,166,000	$ 98,786,000
Discount rate		4.35%	3.67%
Accrued benefit costs		$ (96,400,000)	$ (112,600,000)
Accrued benefit costs included in other current liabilities		600,000	600,000
Accrued benefit costs included in other long-term liabilities		95,800,000	112,000,000
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit plan amendment, net of tax of $0.7 million		38,500,000
Estimated contributions to plan in next fiscal year		3,100,000
Amount not yet been recognized in the net periodic pension cost, included in accumulated other comprehensive loss, net of tax		$ (47,891,000)	$ (8,815,000)
Discount rate		4.27%	3.64%
Accrued benefit costs		$ (40,500,000)	$ (82,600,000)
Accrued benefit costs included in other current liabilities		3,100,000	4,100,000
Accrued benefit costs included in other long-term liabilities		$ 37,400,000	$ 78,500,000